Significant mergers and acquisitions, investments and dispositions (Tables)	12 Months Ended
Mar. 31, 2026
Significant mergers and acquisitions and investments
Schedule of the allocation of the purchase price as of the date of acquisition

Acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Net assets (liabilities)	28	(461)	406
Identifiable intangible assets	602	1,544	408
Deferred tax assets	—	1	27
Deferred tax liabilities	(199)	(382)	(64)
	431	702	777
Noncontrolling interests and mezzanine equity	(98)	(587)	(824)
Net identifiable assets (liabilities)	333	115	(47)
Goodwill	1,782	4,899	2,297
Total purchase consideration	2,115	5,014	2,250
Fair value of previously held equity interests	—	(1,555)	(731)
Purchase consideration settled	(2,038)	(1,564)	(1,456)
Deferred consideration as of year end	77	1,895	63

Total purchase consideration is comprised of:
- cash consideration	2,115	2,549	1,519
- fair value of previously held equity interests	—	1,555	731
- others	—	910	—
	2,115	5,014	2,250